Material Definitive Agreement as Amended and Reverse Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Material Definitive Agreement As Amended And Reverse Acquisition
Material Definitive Agreement as Amended and Reverse Acquisition

Note 9 – Material Definitive Agreement as Amended and Reverse Acquisition

Entry into Material Definitive Agreement Related Party – as Amended and Restated

On August 10, 2023, the Company, the members (the “Members”) of NextNRG Holding Corp. (“NextNRG”) and Michael Farkas, an individual, as the representative of the members, entered into an Exchange Agreement (the “Exchange Agreement”), pursuant to which the Company agreed to acquire from the Members 100% of the membership interests of NextNRG (the “Membership Interests”) in exchange for up to 40,000,000 shares of common stock.

On September 25, 2024, the Company and the Shareholders’ Representative entered into the second amendment to the Second Amended and Restated Exchange Agreement (“Second Amendment Agreement”) to change the number of the Company’s common stock shares to be issued to the NextNRG Shareholders by the Company in exchange for 100% of the shares of NextNRG to 100,000,000 shares of the Company’s common stock.

The Second Amendment Agreement also provides that in the event NextNRG completes the acquisition of STAT-EI, Inc. (“SEI” or “STAT”), prior to the closing, then 50,000,000 shares will vest on the closing date, and the remaining 50,000,000 shares will be subject to vesting or forfeiture (such shares subject to vesting or forfeiture, the “Restricted Shares”). As noted above, NextNRG completed the acquisition of SEI on January 19, 2024, and thus 50,000,000 will vest on the closing date, and 50,000,000 Restricted Shares will be subject to vesting or forfeiture. 25,000,000 of the 50,000,000 Restricted Shares will vest, if at all, upon the Company commercially deploying the third solar, wireless electric vehicle charging, microgrid, and/or battery storage system (such systems as more specifically defined under the Exchange Agreement) and 25,000,000 of the 50,000,000 Restricted Shares will vest, if at all, upon the Company either reaching annual revenues exceeding $100 million, the Company completing projects with deployment costs greater than $100 million, or the Company completing a capital raise greater than $25 million.

The Second Amendment Agreement also provides that prior to the closing, NextNRG may issue additional shares of NextNRG Stock to one or more additional persons and, in such event, such persons will execute a joinder to the Exchange Agreement and will become a party thereto. In addition, prior to the closing, subject to the approval of the Shareholders’ Representative, certain shareholders of NextNRG may transfer their shares of NextNRG Stock to persons who are currently shareholders of NextNRG or who would become new shareholders of NextNRG.

The Second Amendment Agreement also provides that the Company will undertake such actions as needed to obtain the approval of the stockholders of the Company for the adoption and approval of the Exchange Agreement, as amended, and the transactions contemplated thereby including the issuance of the Company’s common stock thereunder.

NextNRG is a renewable energy company formed by Michael D. Farkas. NextNRG has plans to develop and deploy wireless electric vehicle charging technology coupled with battery storage and solar energy solutions.

Upon Closing, the board of directors of the Company will appoint Michael Farkas as Chief Executive Officer, Director and Executive Chairman of the Company. Mr. Farkas is the managing member and CEO of NextNRG. Mr. Farkas is also the beneficial owner of approximately 70% of the Company’s issued and outstanding common stock.

The Closing is subject to customary closing conditions, including (i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market.

At the time of closing, there will be a change in control, in a transaction treated as a reverse acquisition. See Form 8-K filed on November 2, 2023 for additional information.

On March 1, 2024, Next Charging LLC reincorporated in the state of Nevada as a C-Corporation and changed its name to NextNRG Holding Corp.

As of September 30, 2024 and the date of these financial statements, the transaction has not yet closed.

Note 10 – Material Definitive Agreement as Amended and Reverse Acquisition

Entry into Material Definitive Agreement Related Party – as Amended and Restated

On August 10, 2023, the Company, the members (the “Members”) of NextNRG Holding Corp. (“Next Charging”) and Michael Farkas, an individual, as the representative of the members, entered into an Exchange Agreement (the “Exchange Agreement”), pursuant to which the Company agreed to acquire from the Members 100% of the membership interests of Next Charging (the “Membership Interests”) in exchange for up to 40,000,000 shares of common stock.

This agreement was amended on November 2, 2023, as follows:

-	14,000,000 shares of common stock will vest upon the closing of the acquisition of Next Charging,
-	14,000,000 shares of common stock will vest upon the acquisition of the first target; and
-	12,000,000 shares of common stock will vest upon the Company commercially deploying the third solar, wireless electric vehicle charging, microgrid, and/or battery storage system.

As an additional condition to be satisfied prior to the Closing, Next Charging is also required to take actions to record the assignment to itself of a patent mentioned in the Amended and Restated Exchange Agreement.

Next Charging is a renewable energy company formed by Michael D. Farkas. Next Charging has plans to develop and deploy wireless electric vehicle charging technology coupled with battery storage and solar energy solutions.

Upon Closing, the board of directors of the Company will appoint Michael Farkas as Chief Executive Officer, Director and Executive Chairman of the Company. Mr. Farkas is the managing member and CEO of Next Charging. Mr. Farkas is also the beneficial owner of approximately 20% of the Company’s issued and outstanding common stock.

The Closing is subject to customary closing conditions, including (i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market.

At the time of closing, there will be a change in control, in a transaction treated as a reverse acquisition. See Form 8-K filed on November 2, 2023 for additional information.

On March 1, 2024, Next Charging LLC reincorporated in the state of Nevada as a C-Corporation and changed its name to NextNRG Holding Corp.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

At December 31, 2023 and the date of these financial statements, the agreement has not yet closed.